Property, Plant and Equipment Disclosure	12 Months Ended
Aug. 31, 2015
Notes
Property, Plant and Equipment Disclosure

Note 4 – Property and Equipment

Property and Equipment consisted of the following at August 31, 2015 and August 31, 2014:

	2015	2014
Computers and equipment	$97,365	$243,880
Truck & Trailers	$9,400	9,400
Less accumulated depreciation	$(169,199)	$(106,576)
Property and equipment, net	$113,201	$ 146,704

The Company depreciates its property and equipment using accelerated methods over lives of five or seven years.